Schedule of Investments

July 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (98.8%)††
Communication Services (2.3%)
Nexstar Media Group, Cl A	22,300	$4,173
Playtika Holding	212,358	946
Shutterstock	28,200	540
TEGNA	125,800	2,101
Yelp, Cl A*	73,600	2,535
Ziff Davis*	34,300	1,067
ZoomInfo Technologies, Cl A*	161,800	1,752
		13,114

Consumer Discretionary (13.7%)
Academy Sports & Outdoors	74,400	3,779
ADT	553,400	4,621
Adtalem Global Education*	27,200	3,108
AutoNation*	12,000	2,312
Bloomin' Brands	115,000	1,048
BorgWarner	72,400	2,664
Boyd Gaming	39,000	3,311
Carriage Services, Cl A	66,950	3,007
Carter's	27,200	659
Crocs*	24,800	2,473
Dine Brands Global	24,400	552
El Pollo Loco Holdings*	112,000	1,153
Ethan Allen Interiors	68,900	2,051
G-III Apparel Group*	83,800	1,978
Goodyear Tire & Rubber*	137,500	1,414
Group 1 Automotive	6,100	2,514
Guess?	83,500	1,085
H&R Block	42,900	2,331
Harley-Davidson	82,300	2,002
Haverty Furniture	33,600	693
JAKKS Pacific	20,080	356
KB Home	65,800	3,637
Marriott Vacations Worldwide	8,150	607
Mattel*	212,900	3,621
Meritage Homes	31,800	2,141
ODP*	59,249	1,057
Penske Automotive Group	5,600	937
Perdoceo Education	93,600	2,694
Phinia	60,200	3,052
PVH	33,300	2,445
Sally Beauty Holdings*	114,500	1,115
Shoe Carnival	45,300	927
Signet Jewelers	21,500	1,701
Toll Brothers	17,100	2,024
Travel + Leisure	64,300	3,810
Tri Pointe Homes*	108,100	3,329
Visteon*	15,800	1,756
Winnebago Industries	22,000	654
		78,618
LSV Small Cap Value Fund
	Shares	Value (000)
Consumer Staples (5.3%)
Central Garden & Pet, Cl A*	68,100	$2,419
Edgewell Personal Care	71,100	1,794
Energizer Holdings	143,500	3,231
Fresh Del Monte Produce	119,400	4,488
Herbalife*	185,900	1,710
Ingles Markets, Cl A	16,264	1,023
Ingredion	35,800	4,709
PriceSmart	21,400	2,301
SpartanNash	116,300	3,087
Spectrum Brands Holdings	29,600	1,584
WK Kellogg	179,800	4,144
		30,490

Energy (6.9%)
Berry	224,200	677
Civitas Resources	69,900	2,122
CNX Resources*	89,100	2,701
CONSOL Energy	17,500	1,292
DHT Holdings	157,204	1,743
Gulfport Energy*	14,200	2,473
Helmerich & Payne	106,600	1,728
HF Sinclair	81,700	3,590
Liberty Energy, Cl A	150,300	1,855
Matador Resources	103,900	5,183
Murphy Oil	123,400	3,062
NOV	253,300	3,186
Patterson-UTI Energy	97,300	575
Peabody Energy	138,200	2,232
Scorpio Tankers	46,100	2,085
SM Energy	60,500	1,669
World Kinect	140,300	3,826
		39,999

Financials (31.1%)
Affiliated Managers Group	15,600	3,274
Amalgamated Financial	59,313	1,719
Apollo Commercial Real Estate Finance‡	85,482	822
Associated Banc-Corp	222,100	5,494
Axis Capital Holdings	39,400	3,697
Banco Latinoamericano de Comercio Exterior, Cl E	99,600	3,980
Bank of NT Butterfield & Son	108,800	4,950
Bank OZK	98,600	4,862
BankUnited	60,800	2,217
Berkshire Hills Bancorp	53,600	1,321
Blue Owl Capital	156,700	2,238
Camden National	48,500	1,829
Capitol Federal Financial	376,300	2,265
Carlyle Secured Lending	95,900	1,322
Cathay General Bancorp	43,603	1,972
Central Pacific Financial	95,300	2,541
Chimera Investment‡	261,100	3,491

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
CNO Financial Group	186,300	$6,864
Columbia Banking System	169,900	4,044
Community Trust Bancorp	17,000	918
Employers Holdings	72,800	3,005
Enact Holdings	45,000	1,564
Federated Hermes, Cl B	75,800	3,758
Fidelis Insurance Holdings	116,280	1,757
Financial Institutions	34,400	877
First BanCorp	167,700	3,493
First Busey	103,900	2,319
First Commonwealth Financial	75,200	1,242
First Financial	43,900	2,351
First Financial Bancorp	61,925	1,501
First Horizon	183,400	4,000
FNB	111,400	1,707
FS KKR Capital	76,915	1,608
Fulton Financial	139,800	2,509
Genworth Financial, Cl A*	231,200	1,817
Golub Capital BDC	187,200	2,801
Great Southern Bancorp	27,200	1,549
Hancock Whitney	74,700	4,461
Hanmi Financial	140,400	3,203
Hope Bancorp	181,300	1,811
Horizon Bancorp	136,500	2,114
International Money Express*	134,500	1,209
Jackson Financial, Cl A	47,000	4,115
Lincoln National	59,800	2,279
Mercantile Bank	48,657	2,223
MFA Financial‡	149,300	1,357
MGIC Investment	231,200	5,988
Mr Cooper Group*	26,400	4,111
Navient	78,800	1,020
New Mountain Finance	253,300	2,665
OceanFirst Financial	161,600	2,712
OFG Bancorp	90,500	3,857
Old Second Bancorp	148,026	2,512
PennantPark Investment	195,900	1,416
Peoples Bancorp	53,582	1,535
Popular	42,000	4,812
Radian Group	113,000	3,685
Redwood Trust‡	218,620	1,194
Regional Management	48,400	1,609
Rithm Capital‡	216,400	2,603
Sixth Street Specialty Lending	90,000	2,185
Synovus Financial	60,900	2,877
Universal Insurance Holdings	47,900	1,132
Valley National Bancorp	171,700	1,592
Veritex Holdings	85,131	2,700
WaFd	57,900	1,685
LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
Zions Bancorp	75,100	$4,027
		176,367
Health Care (6.2%)
Catalyst Pharmaceuticals*	87,900	1,875
Collegium Pharmaceutical*	48,200	1,439
Exelixis*	156,300	5,661
Halozyme Therapeutics*	70,000	4,198
Harmony Biosciences Holdings*	113,700	4,000
Inmode*	71,700	979
Integra LifeSciences Holdings*	89,600	1,177
Jazz Pharmaceuticals*	47,600	5,457
LivaNova*	65,600	2,768
Organon	262,400	2,545
Premier, Cl A	110,600	2,376
United Therapeutics*	9,600	2,637
		35,112

Industrials (13.2%)
ABM Industries	69,595	3,210
ACCO Brands	298,000	1,118
AGCO	21,200	2,501
American Woodmark*	30,100	1,584
Apogee Enterprises	35,900	1,507
ArcBest	12,300	899
Atkore	44,600	3,435
Brink's	31,400	2,742
Covenant Logistics Group, Cl A	20,200	488
CSG Systems International	46,900	2,930
Deluxe	146,194	2,354
DNOW*	111,000	1,727
Ennis	60,900	1,084
Gates Industrial*	163,700	4,060
Greenbrier	48,000	2,184
Griffon	40,800	3,316
Kelly Services, Cl A	126,500	1,550
Mueller Industries	32,000	2,732
Oshkosh	41,800	5,288
Park-Ohio Holdings	16,500	271
Primoris Services	39,000	3,673
Quad	265,501	1,415
Rush Enterprises, Cl A	37,000	2,003
Ryder System	38,700	6,877
Safe Bulkers	373,972	1,470
Science Applications International	25,100	2,798
SkyWest*	26,600	3,085
Sun Country Airlines Holdings*	180,600	2,093
Timken	19,300	1,469
Upwork*	111,200	1,330
Wabash National	104,800	1,044

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Industrials (continued)
WESCO International	8,300	$1,718
		73,955

Information Technology (7.2%)
Adeia	118,800	1,538
Amkor Technology	152,100	3,431
Avnet	68,200	3,611
Belden	14,710	1,819
Cirrus Logic*	42,600	4,290
DXC Technology*	120,600	1,641
NetScout Systems*	81,800	1,752
Photronics*	134,400	2,736
Qorvo*	39,950	3,340
Sanmina*	57,600	6,685
ScanSource*	58,000	2,253
TD SYNNEX	20,600	2,974
Teradata*	108,900	2,280
Vontier	68,000	2,820
		41,170

Materials (3.4%)
AdvanSix	79,200	1,594
Commercial Metals	38,300	1,986
Constellium, Cl A*	149,300	2,047
Greif, Cl A	16,300	1,034
Koppers Holdings	90,881	2,986
NewMarket	5,305	3,645
O-I Glass, Cl I*	88,300	1,149
SunCoke Energy	385,500	2,849
Sylvamo	54,100	2,492
		19,782

Real Estate (6.6%)
American Assets Trust‡	128,400	2,443
Apple Hospitality REIT‡	156,600	1,839
Brandywine Realty Trust‡	193,600	774
Broadstone Net Lease, Cl A‡	211,200	3,430
City Office REIT‡	201,000	1,395
Cousins Properties	100,900	2,734
CTO Realty Growth‡	94,350	1,558
EPR Properties‡	67,100	3,693
Gladstone Commercial‡	45,800	602
Global Medical REIT‡	186,100	1,243
Highwoods Properties‡	113,900	3,304
Industrial Logistics Properties Trust‡	85,200	453
Kilroy Realty‡	58,700	2,164
Kite Realty Group Trust‡	90,600	1,991
Outfront Media	156,802	2,749
Park Hotels & Resorts‡	123,600	1,318
Sabra Health Care REIT‡	161,700	2,916
Service Properties Trust‡	150,500	396
Uniti Group‡	274,400	1,460
LSV Small Cap Value Fund
	Shares	Value (000)
Real Estate (continued)
Xenia Hotels & Resorts	144,300	$1,834
		38,296

Utilities (2.9%)
National Fuel Gas	57,500	4,990
Northwest Natural Holding	42,700	1,705
Portland General Electric	73,500	3,022
UGI	192,200	6,954
		16,671

TOTAL COMMON STOCK
(Cost $521,228)		563,574

	Face Amount (000)
Repurchase Agreement (1.2%)
South Street Securities 4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $6,714 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,859, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $6,847)	$6,713	6,713

TOTAL REPURCHASE AGREEMENT
(Cost $6,713)		6,713

Total Investments – 100.0%
(Cost $527,941)		$570,287

Percentages are based on Net Assets of $570,286 (000).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-004-2500

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